Goodwill and Intangibles Level 4 (Details) - Estimated Annual Amortization Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 13	$ 15	$ 15
2013	13
2014	12
2015	12
2016	11
2017	$ 10